Total
Cannabis Growth ETF
SUMMARY SECTION
Investment Objective
The Cannabis Growth ETF (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cannabis Growth ETF Cannabis Growth ETF Shares
Management fee	0.65%
Distribution and service (12b-1) fees	none
Other expenses	11.16%	[1]
Acquired fund fees and expenses	0.14%	[1]
Total annual fund operating expenses	11.95%
Fees waived and/or expenses reimbursed	(11.16%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.79%
[1]	“Other expenses” and “Acquired fund fees and expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.65% of the Fund’s average daily net assets. This agreement is in effect until May 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Cannabis Growth ETF | Cannabis Growth ETF Shares | USD ($)	81	252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended January 31, 2021, the portfolio turnover rate of the Fund’s predecessor fund, Cannabis Growth Fund, which operated as a mutual fund, was 177% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in exchange-traded equity securities of companies around the globe engaged in legal cannabis-related businesses (“Cannabis Companies”). For purposes of this investment policy, the Fund may invest in shares of exchange-traded funds (ETFs) that have a policy to invest at least 80% of their assets in securities of Cannabis Companies and in derivatives that have economic characteristics similar to such securities. Cannabis Companies may participate in the following activities, so long as permitted by law:

●	Agriculture technology: Companies that support the innovation and development of equipment required to cultivate cannabis, such as automated fertilizer systems, greenhouse technologies and improved lighting systems.

●	Ancillary products and services: Companies that offer products that complement the cannabis industry as a whole, which can include products like a cannabis breathalyzer and laboratories that test cannabis products. This also includes companies that provide insurance to cultivators as well as those that create consumer packaging for products.

●	Biotechnology: Companies that focus on the pharmaceutical applications of cannabis by developing treatments to target illnesses and diseases.

●	Cannabis products and extracts: Companies that sell cannabidiol (better known as CBD) products, edibles, topicals, drinks and other products.

●	Consulting services: Companies that respond to the complexity of rules and regulations regarding cannabis in different jurisdictions. They may provide services to assist with licensing, zoning or advising on operational processes.

●	Consumption devices: Companies that create products that people use to consume cannabis.

●	Cultivation and retail: Companies that grow and sell cannabis, and are often the types of businesses that most people think of when discussing the cannabis industry.

●	Industrial hemp: Companies that provide products using industrial hemp, which is different than cannabis and may have numerous applications and uses, including creating consumer products like paper and clothing, as well as building materials, fuel and foods.

The Fund considers a company to be a Cannabis Company if the company derives at least 50% of its revenue from the legal cannabis industry. The Fund will only directly invest in Cannabis Companies that supply products and/or perform activities that are legal under applicable national and local laws, including U.S. federal and state laws, as described in more detail below.

The Fund may invest a majority of its net assets in foreign securities (including emerging market securities) if the Fund’s advisor, Foothill Capital Management, LLC (the “Advisor”), believes that such securities have the potential to outperform U.S. securities. It is anticipated that a large number of holdings within the Fund’s portfolio will be securities of Canadian companies. While the Fund may invest in companies of any market capitalization, including mid-, small- and micro-capitalization, the Fund will invest in companies with market capitalizations of at least $100 million at the time of purchase. The Fund intends to concentrate its investments in the cannabis industry.

The Fund may invest a significant portion of its assets in ETFs that invest substantially all of their assets in equity securities of Cannabis Companies and derivatives or other instruments that have economic characteristics similar to such securities. While the Fund does not intend to directly invest in swaps, certain ETFs in which the Fund invests may utilize total return swaps to obtain exposure to the price movements of securities of Cannabis Companies without owning or taking physical custody of such security. The Fund may also invest in equity interests in real estate investment trusts (“REITs”).

The Fund may also purchase and write (i.e., sell) call and put options on individual securities, indexes and ETFs, to manage the position size of individual security holdings, and to seek to enhance the Fund’s return and reduce volatility. When evaluating options, the Advisor considers the amount of the premium received or invested (which is a function of the implied volatility of the underlying security, the strike price, and the time to expiration), the valuation of the underlying security at the exercise price, the weighting of the security in the portfolio if exercised, and the expiration date. The Fund may write (sell) covered call options on securities the Fund holds in its portfolio. In addition, the Fund may lead its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

The Fund’s direct equity investments will consist only of exchange traded equity securities of companies that are engaged exclusively in legal activities under applicable national and local laws, including U.S. federal and state laws. All such equity securities will be listed on exchanges that require the issuing company’s compliance with all laws, rules and regulations applicable to its business, including U.S. federal and state laws. The Fund will not directly or indirectly hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws. Investors should be mindful of the “Cannabis-related risks” described below.

The Advisor employs a strategy that first seeks to identify a universe of exchange-traded securities of companies engaged in the legal cannabis industry across the globe. Utilizing the Advisor’s proprietary screening process, the Advisor evaluates each Cannabis Company using certain criteria such as: (i) long-term growth potential, (ii) price momentum, (iii) financial viability, (iv) branding and market exposure and (v) management team experience. The Advisor also considers the liquidity of a security prior to the Fund buying a position in that security. The Advisor then selects the highest-quality Cannabis Companies that it believes have the strongest sustainable competitive advantage within the universe and offer the potential for strong earnings and growth. The Fund expects to frequently and actively trade its portfolio securities.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors.

The Advisor will sell all or a portion of a position of the Fund’s portfolio holdings, when in its opinion, one of more of the following occurs, among other reasons: (i) the company no longer meets the definition of Cannabis Companies as defined above; (ii) a particular security has achieved its investment expectations; (iii) the reason(s) for maintaining the position are no longer valid; (iv) the Advisor’s view of the business fundamentals or management of the underlying company changes; (v) a more attractive investment opportunity is found; (vi) general market conditions trigger a change in the Advisor’s assessment criteria; (vii) for other portfolio management reasons; or (viii) the Fund requires cash to meet redemption requests (in instances when the Fund does not meet redemption requests in-kind).

Principal Risks of Investing

Risk is inherent in all investing and you could lose some or the entire principal amount invested in the Fund. Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive approach to capital growth and can accept the potential for volatile price fluctuations, the Fund could be an appropriate part of your overall investment strategy. The Fund should not represent your complete investment program or be used for short-term trading purposes.

A summary description of certain principal risks of investing in the Fund is set forth below in alphabetical order. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Cannabis related risks.

Cannabis industry risk. The cannabis industry is a very young, quickly evolving industry subject to rapidly evolving laws, rules and regulations, and increasing competition. These changes may cause companies in the cannabis industry to shrink or suddenly close, while others may be forced to change their business model to survive.

Non-U.S. regulatory risks of the cannabis industry. The companies in which the Fund invests are subject to various laws, regulations and guidelines relating to the manufacture, management, transportation, storage and disposal of cannabis, as well as being subject to laws and regulations relating to health and safety, the conduct of operations and the protection of the environment. Even if a company’s operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the Fund invests to sell their products.

Operational risks of the cannabis industry. Companies involved in the cannabis industry face intense competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under United States federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

U.S. regulatory risks of the cannabis industry. The possession and use of cannabis, even for medical purposes, is illegal under federal and certain states’ laws, which may negatively impact the value of the Fund’s investments. Use of cannabis is regulated by both the federal government and state governments, and state and federal laws regarding cannabis often conflict. Even in those states in which the use of cannabis has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of cannabis may pre-empt state laws that legalizes its use for medicinal and recreational purposes. In addition, pharmaceutical activities and/or products derived from hemp are subject to separate legal and regulatory obligations. Any changes in the federal government’s enforcement of current federal laws or the implementation of stricter federal laws could adversely affect the ability of the companies in which the Fund invests to possess or cultivate cannabis, including in connection with pharmaceutical research, or it could shrink the customer pool for certain of the Fund’s portfolio companies. Any of these outcomes would negatively affect the profitability and value of the Fund’s investments.

On January 4, 2018, the U.S. Department of Justice issued a memorandum regarding federal marijuana enforcement. Since the passage of the Controlled Substances Act in 1970, Congress has generally prohibited the cultivation, distribution and possession of cannabis. In the memorandum, former Attorney General Jeff Sessions directed all U.S. Attorneys to enforce the laws enacted by Congress and to deploy Justice Department resources most effectively to reduce violent crime, address the growing drug crisis and dismantle criminal gangs. This memorandum makes clear that federal prosecutors will continue to aggressively enforce this statute which could adversely affect the value of the Fund’s investments.

The Fund’s direct equity investments will consist only of exchange traded equity securities of Cannabis Companies that are engaged exclusively in legal activities under applicable national and local laws, including U.S. federal and state laws. The Fund will not directly or indirectly hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Recent market events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Industry Concentration Risk. The Fund’s investments will be concentrated in the legal cannabis industry. The focus of the Fund’s portfolio on this specific industry may present more risks than if the portfolio were broadly diversified over numerous groups of industries.

Pharmaceutical company risk. Companies in the pharmaceutical industry, especially in the hemp pharmaceutical industry, can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates , and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Real estate investment trust (REIT) risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Derivatives risk. The Fund may invest in options and ETFs that may invest in derivatives. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Using derivatives exposes the Fund or ETF to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund or ETF volatility, and changes in the value of a derivative held by the Fund or ETF may not correlate with the value of the underlying instrument or the Fund’s or ETF’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks, such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s or ETF’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

●	Options risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Investment in ETF risk. Investing in an ETF will provide the Fund with exposure to the securities held by the ETF and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. To the extent the Fund invests in an ETF that seeks to track a benchmark index, the ETF may not replicate exactly the performance of the benchmark index for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

●	Swaps risk. The Fund may invest in ETFs that utilize swaps as part of their investment strategies. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk that the counterparty may default on the obligation, and may be difficult to value.

Risks related to investing in Canada. Because the investments of the Fund are geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by other countries or changes in the other countries’ economies may cause a significant impact on the Canadian economy. In particular, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China.

Lending portfolio securities risk. The Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. The collateral, including the investment of any cash collateral, is subject to market depreciation. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses. The collateral (including any investment of cash collateral) is not subject to the percentage limitations on the Fund’s investments described elsewhere in this prospectus. In addition, the Fund may lead its portfolio securities to broker-dealers and other institutions as a means of earning additional income.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging market risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, an authorized participant’s ability to transact with the Fund may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Portfolio turnover risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Capitalization risk. The securities of small-capitalization, mid-capitalization and micro-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. Larger, more established companies, however, may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Limited operating history. The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Limited authorized participants, market makers and liquidity providers risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Trading risk. Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Early close/trading halt risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s (defined below) performance from year to year and by showing how the Predecessor Fund’s average annual returns for certain time periods compare with the average annual total returns of the S&P 500 Index and the Cannabis World Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.cannabisgrowthfunds.com or by calling toll-free 1-888-885-0588.

The Fund will commence operations and acquire the assets and liabilities of the Cannabis Growth Fund, which operated as a mutual fund and was also a series of the Trust (the “Predecessor Fund”), on September 24, 2021. As a result of the acquisition, the Fund will be the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund’s Class I shares.

Calendar-Year Total Return

The year-to-date return for the for the Predecessor Fund’s Class I shares as of June 30, 2021 was 31.25%.

Best and Worst Quarter Returns of the Predecessor Fund (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	57.34%	Quarter Ended 12/31/2020
Lowest Return	(32.11)%	Quarter Ended 03/31/2020

Average Annual Total Returns for the Periods Ended December 31, 2020
Average Annual Total Returns - Cannabis Growth ETF		1 Year	Since Inception	Inception Date
Cannabis Growth ETF Shares		18.97%	(24.45%)	Feb. 22, 2019
Cannabis Growth ETF Shares | After Taxes on Distributions	[1]	18.21%	(24.96%)	Feb. 22, 2019
Cannabis Growth ETF Shares | After Taxes on Distributions and Sales	[1]	11.25%	(18.27%)	Feb. 22, 2019
Cannabis World Index (does not reflect deduction for fees, expenses or taxes)	[2]	(22.64%)	(44.55%)	Feb. 22, 2019
S&P 500 Index (does not reflect deduction for fees, expenses or taxes)	[2]	18.40%	19.58%	Feb. 22, 2019
[1]	The table shows returns for the Predecessor Fund’s Class I shares. Effective May 15, 2021, the Predecessor Fund converted its existing Investor Class shares to Class I shares and the Investor Class was then terminated. The inception date of the Investor Class shares was February 22, 2019 and the inception date of the Class I shares was May 24, 2019. The performance figures for the Class I shares include the performance for the Investor Class shares for the periods prior to May 24, 2019. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
[2]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Cannabis World Index measures the performance of exchange traded equity securities of companies that are engaged exclusively in legal cannabis activities under applicable national and local laws, including U.S. federal and state laws.